Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. (the “Depositor”)

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

(collectively, the “Specified Parties”)

Re:	AHT Trust 2026-ASHF (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-ASHF (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 29 July 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 July 2026

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 7 August 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Loan Term (mos) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

For the purpose of this procedure, the Depositor instructed us to ignore any mandatory prepayments or other conditions related to partial release events or partial prepayments, as described in the applicable Source Document(s).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Balloon Balance,
f.	Mezzanine Loan Balloon Balance,
g.	Mortgage Loan Spread and
h.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance,
iii.	Total Debt Balloon Balance and
iv.	Total Debt Spread

of the Total Debt associated with the Mortgage Loan and with respect to i. through iii. above, the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7
9.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Mortgage Loan Index Floor and
d.	Mezzanine Loan Index Floor,

as shown on the Final Data File, and an index assumption of 3.65000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate and
ii.	Mezzanine Loan Interest Rate

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Interest Rate and
d.	Mezzanine Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment and
ii.	Mortgage Loan Annual IO Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment,” as shown on the Final Data File.

Attachment A Page 5 of 7

12.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate and
c.	Mezzanine Loan Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly IO Payment and
ii.	Mezzanine Loan Annual IO Payment

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Payment” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly IO Payment,” as shown on the Final Data File.

13.	Using the:
a.	Mortgage Loan Monthly IO Payment,
b.	Mezzanine Loan Monthly IO Payment,
c.	Mortgage Loan Annual IO Debt Service and
d.	Mezzanine Loan Annual IO Payment,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment and
ii.	Total Debt Annual IO Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

14.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Cut-off Date Balance,
c.	Mortgage Loan Balloon Balance,
d.	Underwritten NOI,
e.	Underwritten NCF,
f.	Appraisal Value and
g.	Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Cut-off Date Mortgage LTV,
iv.	Maturity Date Mortgage LTV,
v.	Underwritten Mortgage Loan NOI Debt Yield,
vi.	Underwritten Mortgage Loan NCF Debt Yield,
vii.	Mortgage Loan Per Room and
viii.	Appraisal Value Per Room

of the Mortgage Loan and, with respect to vii. and viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

15.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Cut-off Date Balance,
c.	Total Debt Balloon Balance,
d.	Underwritten NOI,
e.	Underwritten NCF,
f.	Appraisal Value and
g.	Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Cut-off Date Total Debt LTV,
iv.	Maturity Date Total Debt LTV,
v.	Underwritten Total Debt NOI Debt Yield,
vi.	Underwritten Total Debt NCF Debt Yield and
vii.	Total Debt Per Room

of the Total Debt associated with the Mortgage Loan and, with respect to vii. above, the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

16.	Using the “Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	28 July 2026

Mezzanine Loan Agreement (see Note 1)	27 July 2026

Mortgage Loan Promissory Note (see Note 1)	21 July 2026

Cash Management Agreement (see Note 1)	21 July 2026

Guaranty Agreement (see Note 1)	21 July 2026

Allocated Loan Amount Summary	Not Dated

Environmental Indemnity Agreement (see Note 1)	21 July 2026

Non-Consolidation Opinion (see Note 1)	10 June 2026

Assignment of Interest Rate Cap Agreement (see Note 1)	21 July 2026

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	16 May 2026

Engineering Reports	Various

Seismic Report	7 May 2026

Phase I Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Management Agreements	Various

Assignment of Management Agreement (see Note 1)	21 July 2026

Management Agreement Abstracts	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Franchise Agreements	Various

Pro Forma Title Policies	Not Dated

Insurance Risk Analysis (see Note 1)	24 July 2026

Ground Leases	Various

Ground Lease Summaries	Not Dated

Ground Sublease Summary	Not Dated

STR Reports	Not Dated

Liquor Licenses	Various

Good Standing Certificates	Various

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Rooms	Underwriter’s Summary Report
Hotel Brand	Appraisal Report or Franchise Agreement
Hotel Flag	Franchise Agreement or Management Agreement
Franchise or Brand Management Agreement Initial Maturity	Franchise Agreement or Management Agreement
Franchise or Brand Management Agreement Renewal Options	Franchise Agreement or Management Agreement
Franchise or Brand Management Agreement Fully Extended Maturity	Franchise Agreement or Management Agreement
Title Type	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease, Ground Lease Summary or Ground Sublease Summary
Ground Lessor	Ground Lease, Ground Lease Summary or Ground Sublease Summary

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report or Portfolio Appraisal Report
Appraisal Date	Appraisal Report or Portfolio Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Seismic Zone 3 or 4 (Y/N)	Engineering Report
Seismic Report Date	Seismic Report
PML %	Seismic Report
Terrorism Insurance	Insurance Risk Analysis
Windstorm Insurance	Insurance Risk Analysis
Earthquake Insurance	Insurance Risk Analysis
Flood Insurance	Insurance Risk Analysis

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information:

Characteristic	Source Document(s)

2019 Total Revenue	Underwriter’s Summary Report
2020 Total Revenue	Underwriter’s Summary Report
2021 Total Revenue	Underwriter’s Summary Report
2022 Total Revenue	Underwriter’s Summary Report
2023 Total Revenue	Underwriter’s Summary Report
2024 Total Revenue	Underwriter’s Summary Report
2025 Total Revenue	Underwriter’s Summary Report
TTM Total Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2020 Total Expenses	Underwriter’s Summary Report
2021 Total Expenses	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
2025 Total Expenses	Underwriter’s Summary Report
TTM Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report
2025 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
2020 NCF	Underwriter’s Summary Report
2021 NCF	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
2023 NCF	Underwriter’s Summary Report
2024 NCF	Underwriter’s Summary Report
2025 NCF	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Hotel Operating Information:

Characteristic	Source Document(s)

2019 Occupied Room Nights	Underwriter’s Summary Report
2020 Occupied Room Nights	Underwriter’s Summary Report
2021 Occupied Room Nights	Underwriter’s Summary Report
2022 Occupied Room Nights	Underwriter’s Summary Report
2023 Occupied Room Nights	Underwriter’s Summary Report
2024 Occupied Room Nights	Underwriter’s Summary Report
2025 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
2019 Average Daily Rate	Underwriter’s Summary Report
2020 Average Daily Rate	Underwriter’s Summary Report
2021 Average Daily Rate	Underwriter’s Summary Report
2022 Average Daily Rate	Underwriter’s Summary Report
2023 Average Daily Rate	Underwriter’s Summary Report
2024 Average Daily Rate	Underwriter’s Summary Report
2025 Average Daily Rate	Underwriter’s Summary Report
TTM Average Daily Rate	Underwriter’s Summary Report
Underwritten Average Daily Rate	Underwriter’s Summary Report
2019 Occupancy	Underwriter’s Summary Report
2020 Occupancy	Underwriter’s Summary Report
2021 Occupancy	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
2024 Occupancy	Underwriter’s Summary Report
2025 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
2020 RevPAR	Underwriter’s Summary Report
2021 RevPAR	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2023 RevPAR	Underwriter’s Summary Report
2024 RevPAR	Underwriter’s Summary Report
2025 RevPAR	Underwriter’s Summary Report
TTM RevPAR	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
2023 Occupancy Penetration Index	Underwriter’s Summary Report
2024 Occupancy Penetration Index	Underwriter’s Summary Report
2025 Occupancy Penetration Index	Underwriter’s Summary Report
TTM Occupancy Penetration Index	Underwriter’s Summary Report
2023 ADR Penetration Index	Underwriter’s Summary Report
2024 ADR Penetration Index	Underwriter’s Summary Report
2025 ADR Penetration Index	Underwriter’s Summary Report
TTM ADR Penetration Index	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 7

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2023 RevPAR Penetration Index	Underwriter’s Summary Report
2024 RevPAR Penetration Index	Underwriter’s Summary Report
2025 RevPAR Penetration Index	Underwriter’s Summary Report
TTM RevPAR Penetration Index	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 Description	Mortgage Loan Agreement
Other Escrow 1 - Initial	Mortgage Loan Agreement
Other Escrow 1 - Ongoing	Mortgage Loan Agreement
Other Escrow 1 - Springing Condition	Mortgage Loan Agreement
Other Escrow 2 Required	Mortgage Loan Agreement
Other Escrow 2 Description	Mortgage Loan Agreement
Other Escrow 2 Initial	Mortgage Loan Agreement
Other Escrow 2 - Ongoing	Mortgage Loan Agreement
Other Escrow 2 - Springing Condition	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance	Mortgage Loan Agreement and Allocated Loan Amount Summary
Borrower	Mortgage Loan Agreement
Payment Due Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Fee)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Option Description	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan Index	Mortgage Loan Agreement
Mortgage Loan Index Floor	Mortgage Loan Agreement
Mortgage Loan Index Cap Strike Rate	Mortgage Loan Agreement
Mortgage Loan Index Rounding Methodology	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Cash Management Springing Condition	Mortgage Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Mezzanine Loan Original Balance	Allocated Loan Amount Summary
Mezzanine Loan Index	Mezzanine Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement
Mezzanine Loan Index Rounding Methodology	Mezzanine Loan Agreement
Mezzanine Loan Index Floor	Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Value” and “Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the “Portfolio (Bulk Sale) Value ”As Is”” portfolio valuation appraised value and date, respectively, as shown in the portfolio appraisal report Source Document.

For the purpose of comparing the “Appraisal Value” and “Appraisal Date” characteristics for each Property, the Depositor instructed us to use the “As Is” appraised value and date, respectively, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Seismic Report Date” and “PML %” characteristic(s), the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristic(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the:
a.	Amortization Type,
b.	Payment Due Date,
c.	Grace Period (Late Fee),
d.	Grace Period (Default),
e.	Interest Accrual Start Date,
f.	Interest Accrual End Date,
g.	Extension Options and
h.	Extension Options Description

characteristics, the Depositor instructed us to assume that the information on the Preliminary Data File is the same for both the Mortgage Loan and Mezzanine Loan.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the brand manager to deposit all rents collected into a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 7 of 7

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” if funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Unique ID
Property Name
Sponsor
Origination Date
First Payment Date
Prepay Description
Maturity Date
Fully Extended Maturity Date
Open Period Begin Date
Loan Purpose
Real Estate Tax Escrow – Initial
Insurance Escrow – Initial
Immediate Repairs Escrow – Initial
Mortgage Loan Index Cap Expiration Date
Mortgage Loan Index Cap Provider
Mortgage Loan Index Cap Provider Rating (F/M/S)
Mortgage Loan Spread
Mortgage Loan Interest Rate at Cap
Mortgage Loan Annual IO Debt Service at Cap
Underwritten Mortgage Loan IO NOI DSCR at Cap
Underwritten Mortgage Loan IO NCF DSCR at Cap
Environmental Phase II Report Date
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Administrative Fee Rate
Mezzanine Loan Origination Date
Mezzanine Loan Index Assumption
Mezzanine Loan Index Cap Strike Rate
Mezzanine Loan Index Cap Expiration Date
Mezzanine Loan Index Cap Provider
Mezzanine Loan Index Cap Provider Rating (F/M/S)
Mezzanine Loan Annual IO Payment at Cap
Mezzanine Loan Interest Rate at Cap
Mezzanine Loan Monthly P&I Payment
Mezzanine Loan Annual P&I Payment
Total Debt Interest Rate at Cap
Underwritten Total Debt IO NOI DSCR at Cap
Underwritten Total Debt IO NCF DSCR at Cap
Total Debt Annual IO Debt Service at Cap

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.